Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Mar. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] FHN [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]
Variable Interest Entity [Line Items]
Clean up calls intended for consumer loan securitizations, percentage of aggregate carrying value	20.00%
Cash and due from banks	$ 384,667		$ 344,384										$ 4,914	$ 3,143
Loans, net of unearned income	16,397,127	[1],[2]	16,782,572	[1],[2]	18,123,884	[1],[2]							640,778	757,491
Allowance for loan losses	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]	849,210	3,700	823				31,826	47,452
Total net loans	16,012,776		16,117,773										608,952	710,039
Other assets	2,151,656		2,121,506					208,613	187,247				13,418	19,658	58,690	61,323
Total assets	24,789,384		24,698,952					3,682,990	3,753,241				627,284	732,840	58,690	61,323
Noninterest-bearing deposits	4,613,014		4,376,285															1,203
Term borrowings	2,481,660		3,228,070					848,654	928,831	103,100	309,300	206,000					620,127	754,521
Other liabilities	838,483		861,577														92	101	50,508	57,218
Total liabilities	$ 22,104,747		$ 22,020,947					$ 998,353	$ 1,075,236								$ 620,219	$ 755,825	$ 50,508	$ 57,218

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.